Derivative financial instruments (Effects of derivatives recorded in interest expense) (Details) - Interest Rate Caps And Swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate caps and swaps	$ (62)	$ (2,104)	$ 9,689	$ (14,654)
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(16,513)	(9,618)	(37,810)	(15,081)
Loss recognized in interest expense	$ (16,575)	$ (11,722)	$ (28,121)	$ (29,735)